Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Unconsolidated Structured Entities Explanatory
c) Unconsolidated structured entities
UBS

is

considered

to

sponsor

another

entity

if,

in

addition

to
ongoing

involvement

with
the
entity,

it

had

a

key

role

in
establishing

that

entity

or

in

bringing

together

relevant
counterparties

for a

transaction facilitated

by the

entity.

During
2021 , the
Group

sponsored

the

creation

of

various

SEs

and
interacted

with

a

number

of

non-sponsored

SEs,

including
securitization

vehicles,

client

vehicles

and

certain

investment
funds,

that

UBS

did

not

consolidate

as

of

31 December

2021
because it did not control them.

Interests in unconsolidated structured entities
The table below

presents the

Group’s interests

in and maximum
exposure

to

loss

from

unconsolidated

SEs,

as

well

as

the

total
assets held

by the

SEs in

which UBS

had an

interest as

of year-
end,

except for

investment funds sponsored

by third

parties, for
which the

carrying amount

of UBS’s

interest as

of year-end

has
been disclosed.
Sponsored

unconsolidated

structured

entities

in

which

UBS

did
not have an interest at year-end
During 2021 and

2020, the Group did

not earn material

income
from sponsored unconsolidated SEs in

which UBS did not have

an
interest at year-end.
During 2021 and 2020,

UBS and third parties did

not transfer
any

assets

into

sponsored

securitization

vehicles

created

in

the
year. UBS and

third parties transferred

assets, alongside deposits
and debt issuances (which

are assets from the

perspective of the
vehicle),

of

USD
1

billion

and

USD
2

billion,

respectively,

into
sponsored client vehicles

created in

2021 (2020: USD
0

billion and
USD 9

billion,

respectively).

For

sponsored

investment

funds,
transfers

arose

during

the

period

as

investors

invested

and
redeemed

positions,

thereby

changing

the

overall

size

of

the
funds, which, when combined with

market movements, resulted
in a total

closing net asset value

of USD
46

billion (31 December
2020: USD 37

billion).
Interests in unconsolidated structured entities
31.12.21
USD million, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 246 162 6,743 7,151 7,151
Derivative financial instruments 5 45 155 205 205
Loans and advances to customers 125 125 125
Financial assets at fair value not held for trading 35 222 257 257
Financial assets measured at fair value through other comprehensive income
324 4,525 4,849 4,849
Other financial assets measured at amortized cost 0
2
0 1 250
Total assets 610
3
4,732 7,247 12,588
Derivative financial instruments 2 11 281 294
Total liabilities 2 11 281 294
Assets held by the unconsolidated structured entities in which UBS had an interest
(USD billion)
30
4
81
5
158
6
31.12.20
USD million, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 375 131 7,595 8,101 8,101
Derivative financial instruments 6 49 158 213 211
Loans and advances to customers 179 179 179
Financial assets at fair value not held for trading 35 1
2
172 208 208
Financial assets measured at fair value through other comprehensive income
6,624 6,624 6,624
Other financial assets measured at amortized cost 0
2
0 250
Total assets 416
3
6,805 8,104 15,326
Derivative financial instruments 3 11 376 390 0
Total liabilities 3 11 376 390
Assets held by the unconsolidated structured entities in which UBS had an interest
(USD billion)
39
4
136
5
124
6
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements.

2 Represents the carrying amount of loan commitments.
The maximum exposure to loss for these instruments is equal

to the notional amount.

3 As of 31 December 2021, USD
0.1

billion of the USD
0.6

billion (31 December 2020: USD
0.2

billion of the USD
0.4

billion)
was held in Group Functions – Non-core and Legacy Portfolio.

4 Represents the principal

amount outstanding.

5 Represents the market value of total assets.

6 Represents the net asset value of the investment
funds sponsored by

UBS and the

carrying amount

of UBS’s

interests in the

investment funds not

sponsored by UBS.

In 2021,

UBS updated the

presentation of this

table to remove

its interests in

unconsolidated
structured investment funds and

the corresponding total asset

information, where UBS’s

interest is driven

solely from UBS’s

role as the

fund’s investment

manager and the fees

it receives. This

information is now
separately disclosed in the accompanying text on the following page. Prior-period information has been aligned with this new presentation.
The Group retains or purchases interests in

unconsolidated SEs
in the form of

direct investments, financing, guarantees,

letters of
credit, derivatives,

as well as through management

contracts. The
Group’s

maximum

exposure

to

loss

is

generally

equal

to

the
carrying amount

of the

Group’s interest

in the

SE, with

this subject
to change over time with market movements. Guarantees,

letters
of

credit

and

credit

derivatives

are

an

exception,

with

the
contract’s notional

amount, adjusted

for losses already

incurred,
representing the maximum loss that the Group is exposed to.
The

maximum exposure

to loss

disclosed in

the table

on the
previous

page

does

not

reflect

the

Group’s

risk

management
activities, including effects from

financial instruments that may

be
used to economically

hedge risks inherent

in the unconsolidated
SE

or
  risk -
reducing

effects

of

collateral

or

other

credit
enhancements.
In 2021 and

2020, the

Group did

not provide support,

financial
or

otherwise,

to

an

unconsolidated

SE

when

not

contractually
obligated to do so, nor

does the Group have any

intention to do
so in the future.
In

2021

and

2020,

income

and

expenses

from

interests

in
unconsolidated

SEs

primarily

resulted

from

mark-to-market
movements

recognized

in
Other

net

income

from

financial
instruments

measured at fair

value through profit

of loss
, which
have generally been

hedged with other financial

instruments, as
well

as

fee

and

commission

income

received

from

UBS-
sponsored

funds.
Interests in securitization vehicles
As of 31 December

2021 and

31 December 2020, the

Group held
interests,

both

retained

and

acquired,

in

various

securitization
vehicles that relate

to financing, underwriting, secondary

market
and derivative trading activities.
The numbers

outlined in

the table

on the previous

page may
differ

from

the

securitization

positions

presented

in

the
31   December 2021 Pillar   3 R eport
,

available

under

“Pillar
  3
disclosures”

at
ubs.com/investors
,

for

the

following

reasons:
(i) exclusion

of synthetic

securitizations

transacted

with entities
that

are

not

SEs

and

transactions

in

which

the

Group

did

not
have an interest because it did not absorb any risk

;

(ii) a different
measurement

basis

in certain

cases

(e.g.,

IFRS

carrying

amount
within

the previous

table

compared

with net

exposure

amount
at default for

Pillar 3 disclosures)

;

and (iii) different

classification
of vehicles

viewed as

sponsored by

the Group versus

sponsored
by third parties.
›
Refer to the 31 December 2021 Pillar 3

Report,

available under
“Pillar 3 disclosures” at ubs.com/investors ,   for more information
Interests in client vehicles
Client

vehicles are

established predominantly

for

clients to

gain
exposure

to specific

assets or

risk exposures.

Such vehicles

may
enter

into

derivative

agreements,

with

UBS

or

a

third

party,

to
align

the

cash

flows

of

the

entity

with

the

investor’s

intended
investment objective,

or to introduce other

desired risk exposures.

As of

31 December 2021 and

31 December 2020,

the Group
retained

interests

in

client

vehicles

sponsored

by

UBS

and

third
parties that

relate to

financing, secondary

market and

derivative
trading activities, and to hedge structured product offerings.
Interests in investment funds
Investment funds have

a collective investment

objective, and are
either passively

managed, so

that any

decision making

does not
have a

substantive effect

on variability,

or are

actively managed
and investors

or their

governing bodies

do not

have substantive
voting or similar rights.
The

Group holds

interests in

a

number

of

investment

funds,
primarily

resulting

from

seed

investments

or

in

order

to

hedge
structured product offerings. In addition to the interests disclosed in the table on the previous page, the Group manages

the assets
of

various

pooled

investment

funds

and

receives

fees

based,

in
whole

or

part, on

the net

asset

value

of

the

fund and

/

or

the
performance of the fund. The specific fee structure is determined based on various

market factors and considers

the fund’s nature
and

the

jurisdiction

of

incorporation,

as

well

as

fee

schedules
negotiated with clients. These

fee contracts represent an interest
in

the

fund,

as

they

align

the Group’s

exposure

with

investors,
providing

a

variable

return

based

on

the

performance

of

the
entity. Depending on the structure of

the fund, these fees may

be
collected

directly

from

the

fund
’s
assets

and
  /
or

from

the
investors. Any

amounts due are

collected on

a regular

basis and
are

generally

backed

by

the

fund’s

assets.

Therefore

interest

in
such

funds

is

not

represented

by

the

on-balance

sheet

fee
receivable but rather by the

future exposure to variable fees. The
total

assets

of

such

funds

were

USD
370

billion

and

USD
359
billion as   of   31   December 2021
and

31
  December 2020,
respectively,

and

have

been

excluded

from

the

table

on

the
previous page. The Group

did not have any

material exposure to
loss

from

these

interests

as

of

31 December

2021

or

as

of
31 December 2020.

UBS AG
Entity [Table]
Disclosure Of Unconsolidated Structured Entities Explanatory
c) Unconsolidated structured entities
UBS AG is considered

to sponsor another entity

if, in addition to
ongoing

involvement

with
the
entity,

it

had

a

key

role

in
establishing

that

entity

or

in

bringing

together

relevant
counterparties

for a

transaction facilitated

by the

entity.

During
2021 , U
BS

AG

sponsored

the

creation

of

various

SEs

and
interacted

with

a

number

of

non-sponsored

SEs,

including
securitization

vehicles,

client

vehicles

and

certain

investment
funds, that UBS AG did not consolidate as of 31 December 2021 because it did not control

them.

Interests in unconsolidated structured entities
The

table

below

presents

UBS

AG’s

interests

in

and

maximum
exposure

to

loss

from

unconsolidated

SEs,

as

well

as

the

total
assets held

by the

SEs in

which UBS

had an

interest as

of year-
end,

except for

investment funds sponsored

by third

parties, for
which the

carrying amount

of UBS

AG’s interest

as of

year-end
has been disclosed.
Sponsored

unconsolidated

structured

entities

in

which

UBS

did
not have an interest at year-end
During

2021

and

2020,

UBS

AG

did

not

earn

material

income
from sponsored

unconsolidated SEs

in which

UBS AG

did not

have
an interest at year-end.
During

2021

and

2020,

UBS

AG

and

third

parties

did

not
transfer any

assets into

sponsored securitization

vehicles created
in the year. UBS AG and

third parties transferred assets, alongside
deposits

and

debt

issuances

(which

are

assets

from

the
perspective

of

the

vehicle),

of

USD
1

billion

and

USD
2

billion,
respectively, into sponsored client vehicles created in 2021 (2020:
USD 0

billion

and

USD
9

billion,

respectively).

For

sponsored
investment

funds, transfers

arose during

the period

as investors
invested

and

redeemed

positions,

thereby

changing

the

overall
size

of

the

funds,

which,

when

combined

with

market
movements, resulted in

a total closing net

asset value of

USD
46
billion (31 December 2020: USD 37

billion).
Interests in unconsolidated structured entities
31.12.21
USD million, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 246 162 6,743 7,151 7,151
Derivative financial instruments 5 45 155 205 205
Loans and advances to customers 125 125 125
Financial assets at fair value not held for trading 35 100 135 135
Financial assets measured at fair value through other comprehensive income
324 4,525 4,849 4,849
Other financial assets measured at amortized cost 0
2
0 1 250
Total assets 610
3
4,732 7,124 12,466
Derivative financial instruments 2 11 281 294
Total liabilities 2 11 281 294
Assets held by the unconsolidated structured entities in which UBS AG had an
interest (USD billion)
30
4
81
5
103
6
31.12.20
USD million, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 375 131 7,595 8,101 8,101
Derivative financial instruments 6 49 158 213 211
Loans and advances to customers 179 179 179
Financial assets at fair value not held for trading 35 1
2
73 109 109
Financial assets measured at fair value through other comprehensive income
6,624 6,624 6,624
Other financial assets measured at amortized cost 0
2
0 250
Total assets 416
3
6,805 8,005 15,227
Derivative financial instruments 3 11 376 390 0
Total liabilities 3 11 376 390
Assets held by the unconsolidated structured entities in which UBS AG had an
interest (USD billion)
39
4
136
5
89
6
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements.

2 Represents the carrying amount of loan commitments.
The maximum exposure to loss for these instruments is equal

to the notional amount.

3 As of 31 December 2021, USD
0.1

billion of the USD
0.6

billion (31 December 2020: USD
0.2

billion of the USD
0.4

billion)
was held in Group Functions – Non-core and Legacy Portfolio.

4 Represents the principal amount outstanding.

5 Represents the market value of total assets.

6 Represents the net asset value of the investment
funds sponsored by

UBS AG and

the carrying amount

of UBS AG’s

interests in the

investment funds

not sponsored by

UBS AG.

In 2021, UBS

AG updated

the presentation of

this table to

remove its interests

in
unconsolidated structured investment funds and the corresponding total asset information, where UBS AG’s interest is driven solely from UBS AG’s role as the fund’s

investment manager and the fees it receives. This
information is now separately disclosed in the accompanying text on the following page. Prior-period information has been aligned with this new presentation.
UBS AG retains or purchases interests in unconsolidated SEs in the form

of direct

investments, financing,

guarantees, letters

of
credit,

derivatives,

as

well

as

through

management

contracts.
UBS AG’s

maximum

exposure

to

loss

is

generally

equal

to

the
carrying amount of UBS

AG’s interest in the SE,

with this subject
to change over time with market movements. Guarantees,

letters
of

credit

and

credit

derivatives

are

an

exception,

with

the
contract’s notional

amount, adjusted

for losses already

incurred,
representing the maximum loss that UBS AG is exposed to.
The

maximum exposure

to loss

disclosed in

the table

on the
previous

page

does

not

reflect
UBS

AG’s

risk

management
activities, including effects from

financial instruments that may

be
used to economically

hedge risks inherent

in the unconsolidated
SE

or

risk-reducing

effects

of

collateral

or

other

credit
enhancements.
In 2021 and

2020, UBS AG

did not provide

support, financial
or

otherwise,

to

an

unconsolidated

SE

when

not

contractually
obligated to do so, nor does UBS AG have any intention to do so in the future.
In

2021

and

2020,

income

and

expenses

from

interests

in
unconsolidated

SEs

primarily

resulted

from

mark-to-market
movements

recognized

in
Other

net

income

from

financial
instruments

measured at fair

value through profit

of loss
, which
have generally been

hedged with other financial

instruments, as
well

as

fee

and

commission

income

received

from

UBS-
sponsored

funds.
Interests in securitization vehicles
As of

31 December 2021

and 31 December

2020, UBS AG

held
interests,

both

retained

and

acquired,

in

various

securitization
vehicles that relate

to financing, underwriting, secondary

market
and derivative trading activities.
The numbers

outlined in

the table

on the previous

page may
differ

from

the

securitization

positions

presented

in

the
31   December 2021 Pillar   3 R eport
,

available

under

“Pillar
  3
disclosures”

at
ubs.com/investors
,

for

the

following

reasons:
(i) exclusion

of synthetic

securitizations

transacted

with entities
that are not SEs

and transactions

in which UBS

AG did not have
an

interest

because

it

did

not

absorb

any

risk;

(ii)

a

different
measurement

basis

in certain

cases

(e.g.,

IFRS

carrying

amount
within

the previous

table

compared

with net

exposure

amount
at default for

Pillar 3 disclosures)

;

and (iii) different

classification
of vehicles viewed

as sponsored by UBS

AG versus sponsored

by
third parties.
›
Refer to the 31 December 2021 Pillar 3

Report,

available under
“Pillar 3 disclosures” at ubs.com/investors ,   for more information
Interests in client vehicles
Client

vehicles are

established predominantly

for

clients to

gain
exposure

to specific

assets or

risk exposures.

Such vehicles

may
enter

into

derivative

agreements,

with

UBS

or

a

third

party,

to
align

the

cash

flows

of

the

entity

with

the

investor’s

intended
investment objective,

or to introduce other

desired risk exposures.

As

of

31 December

2021

and

31 December

2020,

UBS

AG
retained

interests

in

client

vehicles

sponsored

by

UBS

and

third
parties that

relate to

financing, secondary

market and

derivative
trading activities, and to hedge structured product offerings.
Interests in investment funds
Investment funds have

a collective investment

objective, and are
either passively

managed, so

that any

decision making

does not
have a

substantive effect

on variability,

or are

actively managed
and investors

or their

governing bodies

do not

have substantive
voting or similar rights.
UBS

AG

holds

interests

in

a

number

of

investment

funds,
primarily

resulting

from

seed

investments

or

in

order

to

hedge
structured product offerings. In addition to the interests disclosed in the table on the previous page, UBS AG manages the assets of various pooled

investment funds

and receives

fees based,

in whole
or

part,

on

the

net

asset

value

of

the

fund

and
  /
or

the
performance of the fund. The specific fee structure is determined based on various

market factors and considers

the fund’s nature
and

the

jurisdiction

of

incorporation,

as

well

as

fee

schedules
negotiated with clients. These

fee contracts represent an interest
in

the

fund,

as

they

align

UBS

AG’s

exposure

with

investors,
providing

a

variable

return

based

on

the

performance

of

the
entity. Depending on the structure of

the fund, these fees may

be
collected

directly

from

the

fund
’s
assets

and
  /
or

from

the
investors. Any

amounts due are

collected on

a regular

basis and
are

generally

backed

by

the

fund’s

assets.

Therefore

interest

in
such

funds

is

not

represented

by

the

on-balance

sheet

fee
receivable but rather by the

future exposure to variable fees. The
total

assets

of

such

funds

were

USD
425

billion

and

USD
395
billion as   of   31   December 2021
and

31
  De cember 2020,
respectively,

and

have

been

excluded

from

the

table

on

the
previous page. UBS AG

did not have any

material exposure to loss
from

these

interests

as

of

31
  December 2021
or

as

of
31 December 2020.